Other reserve - Summary of other reserve (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other reserve
Beginning balance	€ 779,356
Repurchase of ordinary shares	(669)
Employee share-based compensation	184	€ 551	€ 2,749
Others		(401)
Ending balance	727,547	€ 779,356
Share capital	€ 118
Wolford AG
Other reserve
Number of shares issued	5,214,781
Share capital	€ 25,031
Allocated percentage	99.90%
Shares allocated	5,208,509
Group's percentage interest	74.65%	61.02%
Other reserve
Other reserve
Beginning balance	€ 779,356	€ 806,677	762,961
Repurchase of ordinary shares	(47,245)	(18,829)	(25,023)
Issuance of Ordinary Shares			65,405
Employee share-based compensation	184	551	2,749
Changes in ownership interest in a subsidiary without change of control	(18,580)		(1,987)
Currency translation differences	13,497	(8,007)	3,333
Actuarial reserve relating to employee benefit	335	45	(761)
Others		(1,081)
Ending balance	727,547	779,356	806,677
Share premium | Other reserve
Other reserve
Beginning balance	765,054	783,883	743,501
Repurchase of ordinary shares	(47,245)	(18,829)	(25,023)
Issuance of Ordinary Shares			65,405
Ending balance	717,809	765,054	783,883
Cumulative translation adjustment | Other reserve
Other reserve
Beginning balance	(5,390)	2,617	(716)
Currency translation differences	13,497	(8,007)	3,333
Ending balance	8,107	(5,390)	2,617
Re-measurement of defined benefit plans | Other reserve
Other reserve
Beginning balance	(41)	(86)	675
Actuarial reserve relating to employee benefit	335	45	(761)
Ending balance	294	(41)	(86)
Other reserves | Other reserve
Other reserve
Beginning balance	19,733	20,263	19,501
Employee share-based compensation	184	551	2,749
Changes in ownership interest in a subsidiary without change of control	(18,580)		(1,987)
Others		(1,081)
Ending balance	€ 1,337	€ 19,733	€ 20,263